CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 220,735	$ 729,223
Prepaid expenses	215,863	422,894
Total current assets	436,598	1,152,117
Investments held in Trust Account	139,596,566	139,399,054
Total Assets	140,033,164	140,551,171
Current liabilities:
Accounts payable	30,000	69,855
Accounts payable - related party	102,893	2,872
Accrued expenses	728,949	199,565
Note Payable - related party	179,006
Total current liabilities	1,040,848	272,292
Deferred underwriting commissions	4,010,000	4,010,000
Derivative warrant liabilities	2,364,900	6,069,900
Total Liabilities	7,415,748	10,352,192
Commitments and Contingencies (Note 5)
Class A ordinary shares subject to possible redemption; 13,800,000 shares subject to possible redemption at $10.11 and $10.10 per share aso of June 30, 2022 and December 31, 2021, respectively	139,496,566	139,380,000
Shareholders' Deficit:
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued or outstanding at June 30, 2022 and December 31, 2021
Accumulated deficit	(6,879,495)	(9,181,366)
Total shareholders' deficit	(6,879,150)	(9,181,021)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	140,033,164	140,551,171
Class A Ordinary shares
Shareholders' Deficit:
Common Stock, Value	0	0
Class B Ordinary shares
Shareholders' Deficit:
Common Stock, Value	$ 345	$ 345